LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2013
Long-Term Investments [Abstract]
Deposits Assets Disclosure Noncurrent [Text Block]
NOTE 6 — LONG-TERM DEPOSITS

	DECEMBER 31,
	2013	2012

Bank deposits (see also Note 11A)	$1,072	$621
	$1,072	$621

The bank deposits bear interest at an average annual rate of 2.1% and 1.3% for 2013 and 2012, respectively.